Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies [Abstract]
Schedule of Minimum Guarantees Relating to Service, Majority Relate to Minimum Royalty Payments Associated with License Agreements for the use of Licensed Content
The Group is subject to the following minimum guarantees relating to the content on its Service, the majority of which relate to minimum royalty payments associated with its license agreements for the use of licensed content, as at December 31:

	2022	2021	2020
	(in € millions)
Not later than one year	1,111	788	317
Later than one year but not more than 5 years	298	2,491	3,259
Total	1,409	3,279	3,576

Schedule of Minimum Purchase Obligations and Service Agreements With Minimum Spend Commitments Under Noncancellable Agreements
In addition, the Group is subject to various non-cancelable purchase obligations and service agreements with minimum spend commitments, including a service agreement with Google for the use of Google Cloud Platform and certain podcast and marketing commitments as at December 31:

	2022	2021	2020
	(in € millions)
Not later than one year	485	362	279
Later than one year but not more than 5 years	334	435	619
More than 5 years	98	—	—
Total	917	797	898